FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT [Text Block]

NOTE 20 - FINANCIAL RISK MANAGEMENT

(a)    Capital management

The Company's capital structure consists of all components of shareholders' equity. The Company's objective when managing capital is to maintain adequate levels of funding to support the current operations including corporate and administrative functions and to support operations. The Company obtains funding primarily through issuing common stock and through its mortgage payable. Future financings are dependent on market conditions and there can be no assurance the Company will be able to raise funds in the future.

There were no changes in the Company's approach to capital management during the year ended December 31, 2022. The Company is not subject to externally imposed capital requirements.

(b)    Financial instruments - fair value

The Company's financial instruments consist of cash, trade receivables, deposits, accounts payable and accrued liabilities, mortgage payable, and government loan, all of which are classified as and measured at amortized cost.

As at December 31, 2022, the carrying values of cash, trade receivables, deposits and accounts payable and accrued liabilities approximate their fair value because of the short-term nature of these instruments.

(c) Financial instruments - risk

The Company's financial instruments are exposed to certain financial risks, including credit risk, liquidity risk and interest rate risk.

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to fulfill its contractual obligations.

The Company is exposed to credit risk through its cash balances held in financial institutions and trade receivables. The maximum exposure to credit risk is equal to the carrying value of such financial assets.

The objective of managing credit risk is to minimize potential losses on financial assets. The Company assesses the quality of its counterparties, taking into account their credit worthiness and reputation, past performance and other factors. The Company has recognized a provision for expected credit losses on its trade receivables.

Cash is only deposited with or held by institutions of high credit worthiness.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities. The Company manages its liquidity risk by reviewing on an ongoing basis its cash position and if required raises funding through additional share capital issuances or debt financing.

As at December 31, 2022, the Company had a cash balance of $1,013,867 and current liabilities of $12,660,207 (December 31, 2021 - $744,541 and $5,341,267 respectively).

Interest rate risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates. The Company's mortgage payable and lease liabilities carry fixed interest rates and as such, the Company is not exposed to interest rate risk.

(d)   Economic dependence

Economic dependence risk is the risk of reliance upon a select number of customers which significantly impact the financial performance of the Company. During the year ended December 31, 2022, four customers represented approximately 97% of the Company's revenue (2021 - two customers representing 99% of the Company's revenue, 2020 - three customers' representing 79%,16% and 5% of revenue).